Customers’ Refundable Fees	6 Months Ended
Jun. 30, 2026
Customers’ Refundable Fees [Abstract]
Customers’ refundable fees
13.	Customers’ refundable fees

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Balance at the beginning of the period	15,879	18,163
Cash received from customers	16,162	5,228
Cash refunded to customers	(446)	(1,058)
Revenue recognized	(10,485)	(4,653)
Balance at the end of the period	21,110	17,680

Customers’ refundable fees represent the commission income received in advance (see Note 2.22).